Life Insurance Operations (Life Insurance Premiums and Related Investment Income) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Policyholders Account In Life Insurance Business [Abstract]
Life insurance premiums	¥ 78,475	¥ 71,122	¥ 153,511	¥ 142,495
Life insurance related investment income	19,270	16,434	27,093	38,715
Life insurance premiums and related investment income	¥ 97,745	¥ 87,556	¥ 180,604	¥ 181,210